Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2018
SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI Dynamic Allocation Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SMI Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Dynamic Allocation Fund’s performance. During the most recent fiscal year, the SMI Dynamic Allocation Fund’s portfolio turnover rate was 247.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	247.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the SMI Dynamic Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Dynamic Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	SMI Advisory Services, LLC (the “Advisor”), the adviser to the SMI Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the SMI Dynamic Allocation Fund’s investment objective. This strategy involves the Advisor investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the SMI Dynamic Allocation Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI Dynamic Allocation Fund may invest in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts (“REITs”).

Precious Metals – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI Dynamic Allocation Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The SMI Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass- through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) – The SMI Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and other ETFs that focus on investing in the foregoing.

		The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund’s assets among the various Underlying Funds in which the SMI Dynamic Allocation Fund invests.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the SMI Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund. Below are some of the specific risks of investing in the SMI Dynamic Allocation Fund. Insofar as the SMI Dynamic Allocation Fund invests in Underlying Funds it may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Dynamic Allocation Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Dynamic Allocation Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Dynamic Allocation Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or ETF (Underlying Funds), the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.
High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Dynamic Allocation Fund invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund’s return.

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the SMI Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund’s share price.

Volatility Risk. The value of the SMI Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

		Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the SMI Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the SMI Dynamic Allocation Fund’s investment results. The table below compares the SMI Dynamic Allocation Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index. The SMI Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the SMI Dynamic Allocation Fund’s investment results. The table below compares the SMI Dynamic Allocation Fund’s average annual total return to those of certain broad-based securities indices and a custom benchmark comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2014, 8.35%
Worst Quarter:	3rd Quarter, 2015, (6.49)%
		The year-to-date return as of March 31, 2018 was (2.09)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the SMI Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	$ 137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	739
10 years	rr_ExpenseExampleYear10	$ 1,624
2014	rr_AnnualReturn2014	12.03%
2015	rr_AnnualReturn2015	(8.19%)
2016	rr_AnnualReturn2016	(1.80%)
2017	rr_AnnualReturn2017	14.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.49%)
1 Year	rr_AverageAnnualReturnYear01	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Return After Taxes on Distributions | SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | SMI Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Wilshire 5000© Total Market Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.00%
Since Inception	rr_AverageAnnualReturnSinceInception	14.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Barclay’s Capital U.S. Aggregate Bond© Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Barclays Capital U.S. Aggregate Bond© Index) (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013